UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           March 31, 2004
                                                -------------------------------

Check here if Amendment  [ ]; Amendment Number:
                                                ---------------
         This Amendment  (Check only one.):     [ ]  is a restatement.
                                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  -------------------------------------------------------
Address:               Wallace R. Weitz & Co.
                  -------------------------------------------------------
                       One Pacific Place, Suite 600
                  -------------------------------------------------------
                       1125 South 103 Street
                  -------------------------------------------------------
                       Omaha, Nebraska  68124-6008
                  -------------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  -------------------------------------------------------
Title:                 President
                  -------------------------------------------------------
Phone:                 402-391-1980
                  -------------------------------------------------------

Signature, Place, and Date of Signing:


  /s/ Wallace R. Weitz            Omaha, Nebraska               May 11, 2004
---------------------------     ---------------------------    --------------
  Signature                       City, State                   Date

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               ----------------------

Form 13F Information Table Entry Total:           49
                                               ----------------------

Form 13F Information Table Value Total:        $5,609,317
                                               ----------------------
                                                         (thousands)


List of Other Included Managers:  None

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WALLACE R. WEITZ & COMPANY                       31-MAR-04
13F FILE NO. 28-3062
                                                 FORM 13F INFORMATION TABLE


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COLUMN 1                         COLUMN 2         COLUMN 3     COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7     COLUMN 8
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                                                                VALUE       SHRS OR  SH/ PUT/   INVESTMENT     OTHER       VOTING
NAME OF ISSUER                TITLE OF CLASS      CUSIP        (x$1000)     PRN AMT  PRN CALL   DISCRETION    MANAGERS    AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------


ALLTEL CORP                      COM              020039103     97,286     1,950,000 SH            Sole          N/A     Shared
ARCHSTONE SMITH TR               COM              039583109      7,525       255,000 SH            Sole          N/A     Shared
BERKSHIRE HATHAWAY INC DEL       CL A             084670108    270,104         2,895 SH            Sole          N/A     Shared
BERKSHIRE HATHAWAY INC DEL       CL B             084670207    321,927       103,480 SH            Sole          N/A      Sole
CAPITAL AUTOMOTIVE REIT          COM SH BEN INT   139733109      3,001        85,000 SH            Sole          N/A     Shared
CAESARS ENTMT INC                COM              127687101    413,384    31,701,200 SH            Sole          N/A     Shared
CHARTER COMMUNICATIONS INC D     CL A             16117M107    154,015    32,699,600 SH            Sole          N/A      Sole
CITIZENS COMMUNICATIONS CO       COM              17453B101    303,870    23,483,000 SH            Sole          N/A     Shared
COINSTAR INC                     COM              19259P300        270        17,000 SH            Sole          N/A      Sole
COMCAST CORP NEW                 CL A SPL         20030N200    397,023    14,240,421 SH            Sole          N/A     Shared
COSTCO WHSL CORP NEW             COM              22160K105     20,846       555,000 SH            Sole          N/A     Shared
COUNTRYWIDE FINANCIAL CORP       COM              222372104    269,799     2,813,332 SH            Sole          N/A      Sole
DAILY JOURNAL CORP               COM              233912104      4,134       114,800 SH            Sole          N/A      Sole
EXTENDED STAY AMER INC           COM              30224P101     52,621     2,716,600 SH            Sole          N/A      Sole
FEDERAL HOME LN MTG CORP         COM              313400301    202,399     3,427,000 SH            Sole          N/A     Shared
FEDERAL NATL MTG ASSN            COM              313586109    158,046     2,125,700 SH            Sole          N/A     Shared
FIRST DATA CORP                  COM              319963104        232         5,500 SH            Sole          N/A      Sole
FIRST HEALTH GROUP CORP          COM              320960107     72,553     3,319,000 SH            Sole          N/A     Shared
FOREST CITY ENTERPRISES INC      CL A             345550107     63,058     1,171,000 SH            Sole          N/A      Sole
GREENPOINT FINL CORP             COM              395384100    138,097     3,159,400 SH            Sole          N/A      Sole
HCA INC                          COM              404119109         91         2,250 SH            Sole          N/A      Sole
HANOVER CAP MTG HLDGS INC        COM              410761100      9,058       582,500 SH            Sole          N/A      Sole
HARRAHS ENTMT INC                COM              413619107     56,180     1,023,500 SH            Sole          N/A     Shared
HILTON HOTELS CORP               COM              432848109    175,191    10,781,000 SH            Sole          N/A     Shared
HOST MARRIOTT CORP NEW           COM              44107P104    316,631    24,775,500 SH            Sole          N/A     Shared
ITT EDUCATIONAL SERVICES INC     COM              45068B109      8,268       265,000 SH            Sole          N/A      Sole
INSIGHT COMMUNICATIONS INC       CL A             45768V108     82,701     8,270,100 SH            Sole          N/A     Shared
INSURANCE AUTO AUCTIONS INC      COM              457875102      9,203       633,400 SH            Sole          N/A      Sole
INTELLIGENT SYS CORP NEW         COM              45816D100      1,458       648,066 SH            Sole          N/A      Sole
LABORATORY CORP AMER HLDGS       COM NEW          50540R409     74,909     1,908,500 SH            Sole          N/A     Shared
LIBERTY MEDIA CORP NEW           COM SER A        530718105    455,936    41,638,000 SH            Sole          N/A     Shared
LYNCH INTERACTIVE CORP           COM              551146103      3,340       100,000 SH            Sole          N/A      Sole
MAIL-WELL INC                    COM              560321200     51,028    11,415,600 SH            Sole          N/A      Sole
MOHAWK INDS INC                  COM              608190104        329         4,000 SH            Sole          N/A      Sole
NEWCASTLE INVT CORP              COM              65105M108     17,861       530,000 SH            Sole          N/A      Sole
NOVASTAR FINL INC                COM              669947400     46,825       710,000 SH            Sole          N/A      Sole
PAPA JOHNS INTL INC              COM              698813102     10,273       303,590 SH            Sole          N/A      Sole
QWEST COMMUNICATIONS INTL IN     COM              749121109    192,895    44,755,200 SH            Sole          N/A     Shared
REDWOOD TR INC                   COM              758075402    185,127     2,977,750 SH            Sole          N/A     Shared
REPUBLIC SVCS INC                COM              760759100      4,385       162,000 SH            Sole          N/A      Sole
SAFEWAY INC                      COM NEW          786514208     19,024       924,400 SH            Sole          N/A      Sole
SIX FLAGS INC                    COM              83001P109     90,275    11,500,000 SH            Sole          N/A     Shared
TELEPHONE & DATA SYS INC         COM              879433100    195,452     2,757,900 SH            Sole          N/A     Shared
TRIAD HOSPITALS INC              COM              89579K109     54,921     1,782,000 SH            Sole          N/A     Shared
US BANCORP DEL                   COM NEW          902973304     71,282     2,578,000 SH            Sole          N/A     Shared
WASHINGTON MUT INC               COM              939322103    249,127     5,833,000 SH            Sole          N/A     Shared
WASHINGTON POST CO               CL B             939640108    269,480       304,700 SH            Sole          N/A      Sole
WELLS FARGO & CO NEW             COM              949746101      7,594       134,000 SH            Sole          N/A      Sole
WESTAR ENERGY INC                COM              95709T100        283        13,500 SH            Sole          N/A      Sole
                                                            ------------------------
                                                             5,609,317   301,258,384
                               49

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